Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Floor Plan Notes Payable

The M&T Floor Plan Line of Credit consists of the following as of June 30, 2018:

Successor
As of June 30, 2018
(unaudited)
Floor plan notes payable, gross	$95,781
Debt discount	(511)
Floor plan notes payable, net of debt discount	$95,270

Schedule of Long Term Debt

Long-term debt consists of the following as of June 30, 2018:

	Successor
	As of June 30, 2018
	(Unaudited)
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$19,275	$(51)	$19,224
Capital lease obligation-equipment	5	-	5
Total long-term debt	19,280	(51)	19,229
Less: current portion	2,905	-	2,905
Long term debt, non-current	$16,375	$(51)	$16,324